Performance by Geographic Area (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Performance by Geographic Area [Line Items]
U.S. Total Assets	$ 1,856,654,000,000	[1],[2]	$ 1,975,640,000,000	[1],[2]
Foreign Countries Total Assets	272,392,000,000	[2]	289,269,000,000	[2]
Assets	2,129,046,000,000	[2]	2,264,909,000,000	[2]
U.S. Total Revenue, Net of Interest Expense	73,613,000,000	[1],[3]	95,115,000,000	[1],[3]	98,278,000,000	[1],[3]
Foreign Countries Total Revenue Net of Interest Expense	19,841,000,000	[3]	15,105,000,000	[3]	21,365,000,000	[3]
Revenues	93,454,000,000	[3]	110,220,000,000	[3]	119,643,000,000	[3]
U.S. Income (Loss) Before Income Taxes	(9,261,000,000)	[1]	(5,676,000,000)	[1]	(6,901,000,000)	[1]
Foreign Countries Income (Loss) Before Income Taxes	9,031,000,000		4,353,000,000		11,261,000,000
Income (Loss) Before Income Taxes	(230,000,000)		(1,323,000,000)		4,360,000,000
U.S. Net Income (Loss)	(3,471,000,000)	[1]	(4,727,000,000)	[1]	(1,025,000,000)	[1]
Foreign Countries Net Income (Loss)	4,917,000,000		2,489,000,000		7,301,000,000
Net income (loss)	1,446,000,000	[4]	(2,238,000,000)	[4]	6,276,000,000	[4]
Asia [Member]
Performance by Geographic Area [Line Items]
Foreign Countries Total Assets	95,776,000,000	[2],[5]	107,140,000,000	[2],[5]
Foreign Countries Total Revenue Net of Interest Expense	10,890,000,000	[3],[5]	4,187,000,000	[3],[5]	10,685,000,000	[3],[5]
Foreign Countries Income (Loss) Before Income Taxes	7,598,000,000	[5]	1,372,000,000	[5]	8,096,000,000	[5]
Foreign Countries Net Income (Loss)	4,787,000,000	[5]	864,000,000	[5]	5,101,000,000	[5]
Europe, Middle East and Africa [Member]
Performance by Geographic Area [Line Items]
Foreign Countries Total Assets	151,956,000,000	[2]	160,621,000,000	[2]
Foreign Countries Total Revenue Net of Interest Expense	7,320,000,000	[3]	8,490,000,000	[3]	9,085,000,000	[3]
Foreign Countries Income (Loss) Before Income Taxes	1,009,000,000		1,549,000,000		2,295,000,000
Foreign Countries Net Income (Loss)	(137,000,000)		723,000,000		1,652,000,000
Latin Americ and the Caribbean [Member]
Performance by Geographic Area [Line Items]
Foreign Countries Total Assets	24,660,000,000	[2]	21,508,000,000	[2]
Foreign Countries Total Revenue Net of Interest Expense	1,631,000,000	[3]	2,428,000,000	[3]	1,595,000,000	[3]
Foreign Countries Income (Loss) Before Income Taxes	424,000,000		1,432,000,000		870,000,000
Foreign Countries Net Income (Loss)	267,000,000		902,000,000		548,000,000
CANADA
Performance by Geographic Area [Line Items]
Foreign Countries Total Assets	8,100,000,000		16,100,000,000
Foreign Countries Total Revenue Net of Interest Expense	1,300,000,000		1,300,000,000		2,500,000,000
Foreign Countries Income (Loss) Before Income Taxes	621,000,000		458,000,000		723,000,000
Foreign Countries Net Income (Loss)	528,000,000		328,000,000		488,000,000
China Construction Bank [Member] | Common Stock [Member]
Performance by Geographic Area [Line Items]
Gain (Loss) on Sale of Equity Investments	6,500,000,000				7,300,000,000
Gain Loss On Sale Of Equity Investments Net Of Tax	$ 4,100,000,000		$ 4,600,000,000

[1]	Includes the Corporation’s Canadian operations, which had total assets of $8.1 billion and $16.1 billion at December 31, 2011 and 2010; total revenue, net of interest expense of $1.3 billion, $1.3 billion and $2.5 billion; income before income taxes of $621 million, $458 million and $723 million; and net income of $528 million, $328 million and $488 million for 2011, 2010 and 2009, respectively.
[2]	Total assets include long-lived assets, which are primarily located in the U.S.
[3]	There were no material intercompany revenues between geographic regions for any of the periods presented.
[4]	There were no material intersegment revenues.
[5]	Amounts include pre-tax gains of $6.5 billion and $7.3 billion ($4.1 billion and $4.6 billion net-of-tax) on the sale of common shares of the Corporation’s investment in CCB during 2011 and 2009.